Risk Management - Disclosure of capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Total risk weighted assets (RWAs)	£ 223,648	£ 211,193
CET1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	26,995	25,470
T1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	33,787	33,864
Total regulatory capital
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory capital	£ 40,444	£ 40,530